Leases - Future Minimum Payments to be Received (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
2021	$ 2,607	$ 2,568
2022	2,646	2,607
2023	2,686	2,646
2024	2,726	2,686
2025		2,726
2026 and beyond		34,168
Total minimum rent	$ 46,125	$ 47,401